Post-retirement benefits - Summary of movement in effect of the asset ceiling (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (2,499)	$ (2,542)
Interest	(79)	(79)	$ (90)
Movement in the effect of the asset ceiling	52	(33)	(1)
Currency exchange rate (loss)/gain	91	(135)
Ending balance	(1,551)	(2,499)	(2,542)
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(1,501)
Interest	(44)
Currency exchange rate (loss)/gain	57
Ending balance	(680)	(1,501)
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(998)
Interest	(35)
Currency exchange rate (loss)/gain	34
Ending balance	(871)	(998)
Effect of asset ceiling [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(111)	(63)
Interest	(10)	(6)
Movement in the effect of the asset ceiling	52	(33)
Arrangements divested and other transfers	57
Currency exchange rate (loss)/gain	12	(9)
Ending balance		(111)	$ (63)
Effect of asset ceiling [member] | Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(111)
Interest	(10)
Movement in the effect of the asset ceiling	52
Arrangements divested and other transfers	57
Currency exchange rate (loss)/gain	$ 12
Ending balance		$ (111)